UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: December 31, 2014

Date of reporting period: March 31, 2014

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	CITI MARKET PILOT
2030 FUND
MARCH 31, 2014
(Unaudited)

SCHEDULE OF INVESTMENTS
INVESTMENT COMPANY — 19.9%

	Shares	Value
Exchange Traded Fund — 19.9%
PowerShares DB Commodity Index Tracking Fund	37,985	$992,548

TOTAL INVESTMENT COMPANY
(Cost $985,401)		992,548

SHORT-TERM INVESTMENT — 75.2%
SEI Daily Income Trust Government Fund, 0.020% (A)*
(Cost $3,749,699)	3,749,699	3,749,699

TOTAL INVESTMENTS — 95.1%
(Cost $4,735,100) †		$4,742,247

The open futures contracts held by the Fund at March 31, 2014, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Depreciation

MINI MSCI EM	39	Jun-2014	$(11,629)
S&P 500 Index E-MINI	20	Jun-2014	(1,190)

			$(12,819)

For the period ended March 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $4,986,718.
(A)	Rate shown is the 7-day effective yield as of March 31, 2014.

EM — Emerging Markets

MSCI — Morgan Stanley Capital International

S&P — Standard & Poor’s

†	At March 31, 2014, the tax basis cost of the Fund’s investments was $4,735,100, and the unrealized appreciation and depreciation were $7,147 and $(0) respectively.

* The Fund’s investment in the SEI Daily Income Trust Government Fund represents greater than 50% of the Fund’s total investments. The SEI Daily Income Trust Government Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. For further financial information, available upon request at no charge, on the SEI Daily Income Trust Government Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

THE ADVISORS’ INNER CIRCLE FUND	CITI MARKET PILOT
2030 FUND
MARCH 31, 2014
(Unaudited)

Security Valuation — The Fund primarily invests in investment companies which are valued at the published net asset value.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Citi Market Pilot 2030 Fund’s (the “Fund”) Board of Trustees (the “Board”). The Fund’s fair value procedures are implemented through a fair value pricing committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of March 31, 2014, there were no securities valued in accordance with the fair value procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

—	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

—

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in inactive markets, etc.); and

—	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The following is a list of the inputs used as of March 31, 2014 in valuing the Fund’s investments and other financial instruments carried at value, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:

Investments in Securities	Level 1	Level 2	Level 3	Total

Investment Company	$992,548	$—	$—	$992,548
Short-Term Investment	3,749,699	—	—	3,749,699

Total Investments in Securities	$4,742,247	$—	$—	$4,742,247

THE ADVISORS’ INNER CIRCLE FUND	CITI MARKET PILOT
2030 FUND
MARCH 31, 2014
(Unaudited)

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Futures Contracts*
Unrealized Depreciation	$(12,819)	$—	$—	$(12,819)

Total Other Financial Instruments	$(12,819)	$—	$—	$(12,819)

* Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended March 31, 2014 there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2014, there were no Level 3 securities.

For the period ended March 31, 2014, there have been no significant changes to the Fund’s fair value methodologies.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s prospectus and statement of additional information.

Futures — A futures contract is an agreement between two parties whereby one party sells and the other party agrees to buy a specified amount of a financial instrument at an agreed upon price and time. The financial instrument underlying the contract may be a stock, stock index, bond, bond index, interest rate, foreign exchange rate or other similar instrument. Agreeing to buy the underlying financial instrument is called buying a futures contract or taking a long position in the contract. Likewise, agreeing to sell the underlying financial instrument is called selling a futures contract or taking a short position in the contract.

Futures contracts are traded in the United States on commodity exchanges or boards of trade - known as “contract markets” — approved for such trading and regulated by the Commodity Futures Trading Commission (“CFTC”). These contract markets standardize the terms, including the maturity date and underlying financial instrument, of all futures contracts.

Unlike other securities, the parties to a futures contract do not have to pay for or deliver the underlying financial instrument until some future date (the delivery date). Contract markets require both the purchaser and seller to deposit “initial margin” with a futures broker, known as a futures commission merchant or custodian bank, when they enter into the contract. Initial margin deposits are typically equal to a percentage of the contract’s value. After they open a futures contract, the parties to the transaction must compare the purchase price of the contract to its daily market value. If the value of the futures contract changes in such a way that a party’s position declines, that party must make additional “variation margin” payments so that the margin payment is adequate. On the other hand, the value of the contract may change in such a way that there is excess margin on deposit, possibly entitling the party that has a gain to receive all or a portion of this amount. This process is known as “marking to the market.”

Although the actual terms of a futures contract calls for the delivery of and payment for the underlying security, in many cases the parties may close the contract early by taking an opposite position in an identical contract. If the sale price upon closing out the contract is less than the original purchase price, the person closing out the contract will realize a loss. If the sale price upon closing out the contract is more than the original purchase price, the person closing out the contract will realize a gain. If the purchase price upon closing out the contract is more than the original sale price, the person closing out the contract will realize a loss. If the purchase price upon closing out the contract is less than the original sale price, the person closing out the contract will realize a gain.

A Fund may incur commission expenses when it opens or closes a futures position.

CFM-QH-001-0100

THE ADVISORS’ INNER CIRCLE FUND	CITI MARKET PILOT
2040 FUND
MARCH 31, 2014
(Unaudited)

SCHEDULE OF INVESTMENTS
INVESTMENT COMPANY — 19.9%

	Shares	Value
Exchange Traded Fund — 19.9%
PowerShares DB Commodity Index Tracking Fund	37,984	$992,522

TOTAL INVESTMENT COMPANY
(Cost $985,375)		992,522

SHORT-TERM INVESTMENT — 75.2%
SEI Daily Income Trust Government Fund, 0.020% (A)
(Cost $3,749,725)	3,749,725	3,749,725

TOTAL INVESTMENTS — 95.1%
(Cost $4,735,100) †		$4,742,247

The open futures contracts held by the Fund at March 31, 2014, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Depreciation

MINI MSCI EM	39	Jun-2014	$(11,629)
S&P 500 Index E-MINI	21	Jun-2014	(1,250)

			$(12,879)

For the period ended March 31, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $4,986,747.
(A)	Rate shown is the 7-day effective yield as of March 31, 2014.

EM — Emerging Markets

MSCI — Morgan Stanley Capital International

S&P — Standard & Poor’s

†	At March 31, 2014, the tax basis cost of the Fund’s investments was $4,735,100, and the unrealized appreciation and depreciation were $7,147 and $(0) respectively.

* The Fund’s investment in the SEI Daily Income Trust Government Fund represents greater than 50% of the Fund’s total investments. The SEI Daily Income Trust Government Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. For further financial information, available upon request at no charge, on the SEI Daily Income Trust Government Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

THE ADVISORS’ INNER CIRCLE FUND	CITI MARKET PILOT
2040 FUND
MARCH 31, 2014
(Unaudited)

Security Valuation — The Fund primarily invests in investment companies which are valued at the published net asset value.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Citi Market Pilot 2040 Fund’s (the “Fund”) Board of Trustees (the “Board”). The Fund’s fair value procedures are implemented through a fair value pricing committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of March 31, 2014, there were no securities valued in accordance with the fair value procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

—	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

—

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in inactive markets, etc.); and

—	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The following is a list of the inputs used as of March 31, 2014 in valuing the Fund’s investments and other financial instruments carried at value, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:

Investments in Securities	Level 1	Level 2	Level 3	Total

Investment Company	$992,522	$—	$—	$992,522
Short-Term Investment	3,749,725	—	—	3,749,725

Total Investments in Securities	$4,742,247	$—	$—	$4,742,247

THE ADVISORS’ INNER CIRCLE FUND	CITI MARKET PILOT
2040 FUND
MARCH 31, 2014
(Unaudited)

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Futures Contracts*
Unrealized Depreciation	$(12,879)	$—	$—	$(12,879)

Total Other Financial Instruments	$(12,879)	$—	$—	$(12,879)

* Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended March 31, 2014 there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2014, there were no Level 3 securities.

For the period ended March 31, 2014, there have been no significant changes to the Fund’s fair value methodologies.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s prospectus and statement of additional information.

Futures — A futures contract is an agreement between two parties whereby one party sells and the other party agrees to buy a specified amount of a financial instrument at an agreed upon price and time. The financial instrument underlying the contract may be a stock, stock index, bond, bond index, interest rate, foreign exchange rate or other similar instrument. Agreeing to buy the underlying financial instrument is called buying a futures contract or taking a long position in the contract. Likewise, agreeing to sell the underlying financial instrument is called selling a futures contract or taking a short position in the contract.

Futures contracts are traded in the United States on commodity exchanges or boards of trade - known as “contract markets” — approved for such trading and regulated by the Commodity Futures Trading Commission (“CFTC”). These contract markets standardize the terms, including the maturity date and underlying financial instrument, of all futures contracts.

Unlike other securities, the parties to a futures contract do not have to pay for or deliver the underlying financial instrument until some future date (the delivery date). Contract markets require both the purchaser and seller to deposit “initial margin” with a futures broker, known as a futures commission merchant or custodian bank, when they enter into the contract. Initial margin deposits are typically equal to a percentage of the contract’s value. After they open a futures contract, the parties to the transaction must compare the purchase price of the contract to its daily market value. If the value of the futures contract changes in such a way that a party’s position declines, that party must make additional “variation margin” payments so that the margin payment is adequate. On the other hand, the value of the contract may change in such a way that there is excess margin on deposit, possibly entitling the party that has a gain to receive all or a portion of this amount. This process is known as “marking to the market.”

Although the actual terms of a futures contract calls for the delivery of and payment for the underlying security, in many cases the parties may close the contract early by taking an opposite position in an identical contract. If the sale price upon closing out the contract is less than the original purchase price, the person closing out the contract will realize a loss. If the sale price upon closing out the contract is more than the original purchase price, the person closing out the contract will realize a gain. If the purchase price upon closing out the contract is more than the original sale price, the person closing out the contract will realize a loss. If the purchase price upon closing out the contract is less than the original sale price, the person closing out the contract will realize a gain.

A Fund may incur commission expenses when it opens or closes a futures position.

CFM-QH-001-0100

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: May 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: May 27, 2014

By (Signature and Title)	/s/ James F. Volk
James F. Volk
Treasurer, Controller & CFO

Date: May 27, 2014